Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payable taxes and other accrued expenses
Accrued expenses	$ 202,363	$ 166,588	$ 145,123
Taxes payable other than income tax	345,461	308,345	220,524
Accrued interest	42,438	40,227	69,125
Total payable taxes and other accrued expenses	$ 590,262	$ 515,160	$ 434,772